Stockholder's Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholder's Equity
Stockholder's Equity

3. Stockholder’s Equity

Under the Company’s articles of incorporation, the total number of shares initially authorized for issuance was 1,000 shares of common stock, $0.01 par value per share.  On December 5, 2013, the Company issued 1,000 shares of common stock to its sole stockholder at $1.00 per share.  The shares were repurchased by the Company on April 18, 2014 for $1.00 per share.

On March 24, 2014, the Company amended and restated its articles of incorporation to authorize the issuance of up to 500,000,000 shares of common stock.  Upon completion of the IPO, the Company had 500,000,000 shares of common stock authorized and 4,014,283 shares of common stock issued and outstanding.

3. Stockholder's Equity

        Under the Company's articles of incorporation, the total number of shares initially authorized for issuance is 1,000 shares of common stock, $0.01 par value per share. The Company's Board of Directors may amend the articles of incorporation to increase or decrease the number of authorized shares.

        On December 5, 2013, the Company issued 1,000 shares of common stock to its sole stockholder at $1.00 per share.